Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Current Liabilities
Accrued payroll and related expenses	$ 9,522	$ 10,009
Accrued mask, mold fees and other expenses for RD	9,263	9,935
Payable for purchases of building and equipment	2,298	5,611
Accrued software maintenance	2,275	1,921
Allowance for sales discounts	896	494
Accrued insurance, welfare expenses, professional fee	15,854	13,810
Other current liabilities	$ 40,108	$ 41,780